Inventory - Schedule of Inventory (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule Of Inventory Abstract
Raw materials	$ 55,568	$ 51,973
Finished goods	22,054	65,269
Total inventory	$ 77,622	$ 117,242